Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2026 USD ($)
Goodwill [Line Items]
Beginning balance	$ 2,076,347
Foreign exchange	(15,692)
Ending balance	2,060,655
Merchant Solutions [Member]
Goodwill [Line Items]
Beginning balance	635,044	[1]
Ending balance	635,044	[1]
Digital Wallet Segments [Member]
Goodwill [Line Items]
Beginning balance	1,441,303	[2]
Foreign exchange	(15,692)
Ending balance	$ 1,425,611	[2]

[1]	Accumulated impairment loss was $1,159,145 as of March 31, 2026 and December 31, 2025 within the Merchant Solutions segment.
[2]	Accumulated impairment loss was $723,042 as of March 31, 2026 and December 31, 2025 within the Digital Wallets segment.